Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
12.	Goodwill and Intangible Assets

Goodwill is assessed for impairment annually or when events indicate that the amounts may not be recoverable. The Company assesses goodwill for impairment at the reporting unit level. The Company’s reporting units are the components of its business segments for which discrete financial information is available and is regularly reviewed by the Company’s management. As part of the assessment for impairment, the Company considers the cash flows of the respective reporting unit and assesses the fair value of the respective reporting unit as well as the overall market value of the Company compared to its net book value. The assessment of fair value of the reporting units is principally performed using a discounted cash flow methodology with a risk-adjusted weighted average cost of capital which the Company believes to be the most reliable indicator of the fair values of its respective reporting units. The Company also assess the fair value of each reporting unit based upon its estimated market value and assesses the Company’s overall market value based upon the market price of its Class A common shares. In June 2012 and 2011, the Company assessed the impairment of goodwill as part of its annual assessment and concluded that there was no impairment at that time.

The events surrounding the August 1, 2012 technology issue resulted in a substantial decrease in the Company’s market capitalization and decreases in trading volumes and commission revenues as many customers reduced their trading activity. This was determined by management to be a triggering event for certain of the Company’s reporting units and resulted in the Company being required to assess the carrying amount and recoverability of the goodwill related to those reporting units. Other reporting units did not have a triggering event as they were relatively unaffected by the August 1, 2012 events. These events also indicated that certain of the Company’s amortizable intangible assets may not be recoverable.

The goodwill impairment assessment performed as a result of the August 1, 2012 triggering event indicated that the fair value of goodwill within the asset management reporting unit was less than its book value. As a result the Company recorded a goodwill impairment charge of $12.1 million during the third quarter of 2012 related to the asset management reporting unit. Additionally a charge of $114.3 million related to the institutional fixed income sales and trading reporting unit which is included in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations.

Intangible assets are assessed for recoverability when events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. The Company assesses intangible assets for impairment at the “asset group” level which is the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. As part of the assessment for impairment, the Company considers the cash flows of the respective asset group and assesses the fair value of the respective asset group. Step 1 of the impairment assessment for intangibles is performed using undiscounted cash flow models, which indicates whether the future cash flows of the asset group are sufficient to recover the book value of such asset group. When an asset is not considered to be recoverable, step 2 of the impairment assessment is performed using a discounted cash flow methodology with a risk-adjusted weighted average cost of capital to determine the fair value of the intangible asset group. In cases where amortizable intangible assets and goodwill are assessed for impairment at the same time, the amortizable intangibles are assessed for impairment prior to goodwill being assessed.

The events of August 1, 2012 also impacted the recoverability of certain intangible assets. The intangible asset impairment assessment performed in the third quarter of 2012 indicated that the intangible assets in the Company’s DMM and asset management asset groups were impaired, and that the fair value of such intangible assets was less than the book value. As a result, the Company recorded an impairment charge of $15.3 million during the third quarter of 2012 comprising $11.9 million of trading rights related to the Company’s DMM asset group and $3.4 million of customer relationships related to the Company’s asset management asset group. During the third quarter of 2012 the Company also recorded a charge of $1.4 million related to the abandonment of intangible assets related to the Company’s reverse mortgage business.

As a result of a corporate restructuring the Company wrote off goodwill of $1.0 million in the Corporate and Other segment during the third quarter of 2011. See Footnote 18 “Restructuring, Writedown of assets and lease loss accrual” for further discussion of the restructuring charge.

No other events occurred in 2012 or 2011 that would indicate that the carrying amounts of the Company’s goodwill or intangible assets may not be recoverable.

The following table summarizes the Company’s Goodwill by segment (in thousands):

	DECEMBER 31,
	2012	2011
Market Making	$24,727	$24,727
Global Execution Services	189,173	198,815

Total	$213,900	$223,542

In 2012, the Company recorded goodwill of $2.4 million within the Global Execution Services segment as a result of the acquisition of certain assets and assumption of certain liabilities of the former futures division of Penson (see Footnote 25 “Acquisition” for further discussion).

Intangible assets primarily represent client relationships and are amortized over their estimated remaining useful lives, the majority of which have been determined to range from one to 17 years. The weighted average remaining life of the Company’s intangible assets at December 31, 2012 and 2011 is approximately 11 and 12 years, respectively.

The following tables summarize the Company’s Intangible assets, net of accumulated amortization by segment and type (in thousands):

	DECEMBER 31,
	2012	2011
Market Making
Trading rights	$11,381	$25,283
Other	41	—

Total	11,422	25,283

Global Execution Services
Customer and broker relationships	33,245	38,045
Trade names	7,004	7,557
Other	3,983	9,154

Total	44,232	54,756

Consolidated Total	$55,654	$80,039

In 2012, the Company recorded intangible assets of $3.5 million within the Global Execution Services segment as a result of the acquisition of certain assets and assumption of certain liabilities of the former futures division of Penson (see Footnote 25 “Acquisition” for further discussion).

		DECEMBER 31,
		2012	2011
		(In thousands)
Customer and broker relationships (1)	Gross carrying amount	$67,500	$66,900
	Accumulated amortization	(34,255)	(28,855)

	Net carrying amount	33,245	38,045

Trading rights (2)	Gross carrying amount	15,520	28,520
	Accumulated amortization	(4,139)	(3,237)

	Net carrying amount	11,381	25,283

Trade names (3)	Gross carrying amount	9,800	9,800
	Accumulated amortization	(2,796)	(2,243)

	Net carrying amount	7,004	7,557

Other (4)	Gross carrying amount	13,880	18,761
	Accumulated amortization	(9,856)	(9,607)

	Net carrying amount	4,024	9,154

Total	Gross carrying amount	106,700	123,981
	Accumulated amortization	(51,046)	(43,942)

	Net carrying amount	$55,654	$80,039

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Urban, Astor and Penson Futures acquisitions. Excluded from intangible assets at December 31, 2012 and 2011 is $9.2 million and $12.9 million, respectively, related to the Company’s institutional fixed income sales and trading business which is included within Assets of business held for sale on the Consolidated Statements of Financial Condition. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 12 years as of December 31, 2011. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 7 years as of December 31, 2012 and 14 years as of December 31, 2011.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 14 years as of December 31, 2011.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately three years as of December 31, 2012 and two years as of December 31, 2011.

The following table summarizes the Company’s amortization expense from continuing operations relating to Intangible assets (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Amortization expense	$11,262	$12,147	$8,777

As of December 31, 2012, the following table summarizes the Company’s estimated amortization expense from continuing operations for future years (in thousands):

AMORTIZATION EXPENSE
For the year ended December 31, 2013	$7,867
For the year ended December 31, 2014	6,049
For the year ended December 31, 2015	5,730
For the year ended December 31, 2016	4,718
For the year ended December 31, 2017	4,412